SCHEDULE OF SEGMENT LONG-LIVED ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total long-lived assets	$ 538,729	$ 600,711
UNITED STATES
Segment Reporting [Line Items]
Total long-lived assets	94,297	94,761
MEXICO
Segment Reporting [Line Items]
Total long-lived assets	$ 444,432	$ 505,950